Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of deposits [line items]
Term	$ 414,687	$ 396,800
Total deposits	852,564	837,046
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	138,660	135,101
Notice	49,566	48,873
Term	91,945	86,180
Total deposits	280,171	270,154
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	233,044	238,617
Notice	8,416	8,606
Term	298,774	287,148
Total deposits	540,234	534,371
Bank Deposits [member]
Disclosure of deposits [line items]
Demand	8,019	8,750
Notice	172	299
Term	23,968	23,472
Total deposits	32,159	32,521
Deposits from personal, business and government, and banks by geography [member]
Disclosure of deposits [line items]
Demand	379,723	382,468
Notice	58,154	57,778
Term	414,687	396,800
Total deposits	852,564	837,046
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	88,807	88,119
Notice	5,058	5,086
Total deposits	93,865	93,205
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	215,335	213,747
Notice	15,229	15,112
Term	311,520	292,641
Total deposits	542,084	521,500
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	30,411	34,098
Total deposits	30,411	34,098
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	2,510	2,478
Notice	33,430	33,099
Term	63,170	67,211
Total deposits	99,110	102,788
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	582	564
Total deposits	582	564
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	31,089	32,930
Notice	1,168	1,412
Term	27,597	26,598
Total deposits	59,854	60,940
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,595	5,495
Notice	5	5
Total deposits	5,600	5,500
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,394	5,037
Notice	3,264	3,064
Term	12,400	10,350
Total deposits	$ 21,058	$ 18,451